Pension And Other Postretirement Benefits (Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 9,329,310	$ 12,553,882
Prior service cost	(10,157,685)	(116,727)
Total	$ (828,375)	$ 12,437,155